Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable [Abstract]
Schedule of Accounts Receivable
	2024	2023
	US$	US$

Accounts receivable	13,644,371	17,346,035
Allowance for expected credit losses	(106,475)	(109,651)

Net carrying amount	13,537,896	17,236,384

Schedule of Movements in the Allowance for Expected Credit Losses

The movements in the allowance for expected credit losses are as follows:

	2024	2023
	US$	US$

At January 1	109,651	123,632
Provision for expected credit losses	112,122	3,757
Reversals	-	(1,558)
Write off	(112,246)	(16,716)
Exchange realignment	(3,052)	536

At December 31	106,475	109,651

Schedule of Information About the Credit Risk Exposure on the Group’s Accounts Receivable using a Provision Matrix

Set out below is the information about the credit risk exposure on the Group’s accounts receivable using a provision matrix:

	Expected	Gross	Expected
	credit	carrying	credit
	loss rate	amount	loss
	%	US$	US$

As at December 31, 2024
Current to 6 months past due	0.22%	13,219,385	28,796
6 months to 12 months past due	7.19%	333,152	23,964
Over 12 months past due	58.49%	91,834	53,715

	0.78%	13,644,371	106,475

As at December 31, 2023
Current to 6 months past due	0.02%	16,889,341	3,606
6 months to 12 months past due	2.33%	281,919	6,567
Over 12 months past due	56.92%	174,775	99,478

	0.63%	17,346,035	109,651